CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
CASH EQUIVALENTS
CASH EQUIVALENTS	2— CASH EQUIVALENTS Cash equivalents at December 31, 2020 and 2019 only comprise cash investments which are highly liquid and have initial maturities of 90 days or less.